AXS Tactical Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 98.4%
33,203	Alerian MLP ETF	$1,721,576
40,465	iShares 0-5 Year High Yield Corporate Bond ETF	1,716,121
63,035	iShares Fallen Angels USD Bond ETF	1,717,073
19,865	iShares Interest Rate Hedged High Yield Bond ETF	1,720,508
33,878	Janus Henderson AAA CLO ETF	1,710,500
36,130	Janus Henderson B-BBB CLO ETF	1,710,756
42,720	State Street Blackstone Senior Loan ETF	1,721,189
16,025	State Street SPDR Bloomberg Convertible Securities ETF	1,727,815
17,810	State Street SPDR Bloomberg High Yield Bond ETF	1,716,350
25,443	Vanguard Emerging Markets Government Bond ETF	1,710,787
20,696	Vanguard Intermediate-Term Corporate Bond ETF	1,710,524
29,017	Vanguard Intermediate-Term Treasury ETF	1,711,423
22,609	Vanguard Long-Term Corporate Bond ETF	1,701,327
36,522	Vanguard Mortgage-Backed Securities ETF	1,709,595
21,695	Vanguard Short-Term Corporate Bond ETF	1,714,556
34,140	Vanguard Short-Term Inflation-Protected Securities ETF	1,714,852
29,475	Vanguard Short-Term Treasury ETF	1,715,445
76,066	WisdomTree Trust Interest Rate Hedged U.S. Aggregate Bond Fund	1,719,852
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $30,421,709)	30,870,249
	SHORT-TERM INVESTMENTS — 2.1%
642,396	JPMorgan U.S. Government Money Market Fund, 3.23%[1]	642,396
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $642,396)	642,396
	TOTAL INVESTMENTS — 100.5%
	(Cost $31,064,105)	31,512,645
	Liabilities in Excess of Other Assets — (0.5)%	(151,744)
	TOTAL NET ASSETS — 100.0%	$31,360,901

ETF – Exchange-Traded Fund

[1]The rate is the annualized seven-day yield at period end.